Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Commitments and Contingencies [Abstract]
Schedule of Right of Use Asset	Right of use asset (ROU) is summarized below:
	June 30, 2023	September 30, 2022
Operating lease at inception	$140,561	$156,554
Less accumulated reduction	(-)	(122,986)
Balance ROU asset	$140,561	$33,568
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception	$140,561	$156,554
Reduction of lease liabilities	(-)	(122,079)
Total lease liabilities	$140,561	$34,475
Less: current portion	(40,311)	-
Lease liabilities, non-current	$100,250	$-

Non-cancellable operating lease total future payments are summarized below:
Total minimum operating lease payments	$167,061	$42,929
Less discount to fair value	(26,500)	(8,454)
Total lease liability	$140,561	$34,475
Right of use asset (ROU) is summarized below:
	September 30, 2022	September 30, 2021
Operating lease at inception - June 2, 2020	$156,554	$156,554
Less accumulated reduction	(122,986)	(70,807)
Balance ROU asset	$33,568	$85,747
Operating lease liability related to the ROU asset is summarized below:
Operating lease liabilities at inception - June 2, 2020	$156,554	$156,554
Reduction of lease liabilities	(122,079)	(69,564)
Total lease liabilities	$34,475	$86,990
Less: current portion	-	(52,178)
Lease liabilities, non-current	$-	$34,812
Non-cancellable operating lease total future payments are summarized below:
Total minimum operating lease payments	$42,929	$106,298
Less discount to fair value	(8,454)	(19,308)
Total lease liability	$34,475	$86,990

Schedule of Future Minimum Lease Payments	Future minimum lease payments under non-cancellable operating leases at June 30, 2023 are as follows:
Years ending September 30,	Amount
2024	$31,277
2025	56,279
2026	53,005
Total minimum non-cancelable operating lease payments	$140,561
Future minimum lease payments under non-cancellable operating leases at September 30, 2022 are as follows:
Years ending September 30,	Amount
2023	42,929
Total minimum non-cancelable operating lease payments	$42,929